Intangible assets (Detail Textuals 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Acquired deferred tax assets for federal and state net operating loss carry-forwards	$ 106,312	$ 108,348
Deferred tax liability	2,345	$ 2,345
Cequent Pharmaceuticals, Inc.
Business Acquisition [Line Items]
Acquired deferred tax assets for federal and state net operating loss carry-forwards	7,000
Tax credit carry-forwards	1,100
Intangible assets	22,700
Tax basis for acquired intangible assets	0
Deferred tax liability	$ 8,000